Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
(12)	Commitments and Contingencies

The Company, in the normal course of business, is party to commitments that involve, to varying degrees, elements of risk in excess of the amounts recognized in the consolidated financial statements. These commitments include unused lines of credit and commitments to extend credit.

At December 31, 2011, the following commitment and contingent liabilities existed that are not reflected in the accompanying consolidated financial statements (in thousands):

Commitments to extend credit	$32,878
Unused lines of credit	31,857
Standby letters of credit	1,769

The Company’s maximum exposure to credit losses in the event of nonperformance by the other party to these commitments is represented by the contractual amount. The Company uses the same credit policies in granting commitments and conditional obligations as it does for amounts recorded in the consolidated balance sheets. These commitments and obligations do not necessarily represent future cash flow requirements. The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary, is based on management’s assessment of risk. Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. The guarantees generally extend for a term of up to one year and are fully collateralized. For each guarantee issued, if the customer defaults on a payment to the third party, the Company would have to perform under the guarantee. The unamortized fee on standby letters of credit approximates their fair value; such fees were insignificant at December 31, 2011. The Company maintains an allowance for estimated losses on commitments to extend credit in other liabilities. At December 31, 2011 and 2010, the allowance was $328,000 and $366,000, respectively, changes to the allowance are recorded as a component of other non-interest expense.

At December 31, 2011, the Company was obligated under non-cancelable operating leases and capitalized leases on property used for banking purposes. Most leases contain escalation clauses and renewal options which provide for increased rentals as well as for increases in certain property costs including real estate taxes, common area maintenance, and insurance.

The projected minimum annual rental payments and receipts under the capitalized leases and operating leases, are as follows (in thousands):

	Rental	Rental	Rental
	Payments	Payments	Receipts
	Capitalized	Operating	Operating
	Leases	Leases	Leases
Year ending December 31:
2012	$387	$3,378	$165
2013	399	3,307	170
2014	411	3,302	190
2015	269	3,339	190
2016	247	3,135	190
Thereafter	560	31,607	1,442

Total minimum lease payments	$2,273	$48,068	$2,347

There are four properties with contractual operating rental payments over the term of the lease totaling $13.8 million which are not included in the above table because possession of such premises has not been delivered. Lease terms range from 15 to 20 years.

Net rental expense included in occupancy expense was approximately $2,872,000, $2,353,000, and $2,128,000 for the years ended December 31, 2011, 2010, and 2009, respectively.

In the normal course of business, the Company may be a party to various outstanding legal proceedings and claims. In the opinion of management, the consolidated financial statements will not be materially affected by the outcome of such legal proceedings and claims.

The Bank is required by regulation to maintain a certain level of cash balances on hand and/or on deposit with the Federal Reserve Bank of New York. As of December 31, 2011 and 2010, the Bank was required to maintain balances of $197,000 and $700,000, respectively.

The Bank has entered into employment agreements with its Chief Executive Officer and the other executive officers of the Bank to ensure the continuity of executive leadership, to clarify the roles and responsibilities of executives, and to make explicit the terms and conditions of executive employment. These agreements are for a term of three-years subject to review and annual renewal, and provide for certain levels of base annual salary and in the event of a change in control, as defined, or in the event of termination, as defined, certain levels of base salary, bonus payments, and benefits for a period of up to three-years.